Net income per share and net income attributable to common stockholders	12 Months Ended
Dec. 31, 2024
Net income per share and net income attributable to common stockholders
Net income per share and net income attributable to common stockholders

15. Net income per share and net income attributable to common stockholders

The following table details the computation of the basic and diluted net income per share:

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Net income attributable to X Financial	811,996,439	1,186,793,974	1,539,905,765	210,966,225
Shares (denominator):
Weighted average number of ordinary shares used in computing basic EPS	316,444,826	288,115,969	288,828,371	288,828,371
Basic net income per share	2.57	4.12	5.33	0.73
Diluted effects of stock options and RSUs	5,958,561	2,717,245	4,526,300	4,526,300
Weighted average number of ordinary shares used in computing diluted EPS	322,403,387	290,833,214	293,354,671	293,354,671
Diluted net income per share	2.52	4.08	5.25	0.72

Diluted income per share do not include the following instruments as their inclusion would have been anti-dilutive:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2022	2023	2024
Stock options	29,293,014	3,602,998	3,399,998
Restricted stocks units	21,398,126	12,613,046	6,585,270